Share-based awards and other equity instruments - Narrative (Details)	3 Months Ended			12 Months Ended
	Sep. 30, 2016 EUR (€) shares	Jun. 30, 2016 EUR (€)	Sep. 30, 2015 EUR (€) shares	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2015 EUR (€) € / shares shares	Dec. 31, 2014 EUR (€) € / shares shares	Dec. 31, 2013 € / shares shares	Nov. 30, 2016 shares	Nov. 06, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, conversion ratio				0.001	0.001
Related party payable				€ 0	€ 7,129,000
One-time modification charge due to classification of awards from equity to liability accounting treatment			€ 7,300,000
Contribution from Parent		€ 62,500,000		122,200,000	55,529,000
Share-based compensation		43,700,000		€ 53,700,000	14,100,000	€ 2,400,000
Loans receivable from shareholders		7,100,000
Ownership percentage by parent				68.30%
Reclassification of option liability to reserves	€ 4,200,000			€ 4,893,000
Proceeds from exercise of option awards	€ 700,000			685,000	0	0
Intrinsic value of shares exercised				€ 3,000,000	16,200,000
Number of options subject to liability accounting (in shares) | shares				0
Income tax benefit related to share-based compensation expense				€ 0	0	0
Capitalized share-based compensation cost				318,000	103,000	8,000
Cash received from share-based award exercises				685,000	€ 10,000	€ 0
Unrecognized share-based compensation expense				€ 9,300,000
Unrecognized share-based compensation expense, period for recognition (less than)				1 year
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Strike price for majority of options (in EUR per share) | € / shares				€ 1	€ 1	€ 1	€ 1
Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)				2 years	2 years	2 years	1 year
Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)				3 years	3 years	3 years	3 years
Trivago amended option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding (in shares) | shares				902	722	1,067	887
Number of replacement awards at acquisition (in shares) | shares							858
Granted (in shares) | shares				221	139	180
Exercised (in share) | shares				39	484
Reclassification of option liability to reserves				€ 4,900,000
Trivago amended option plan | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Strike price for majority of options (in EUR per share) | € / shares				€ 1
2016 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares				0
Number of shares available for grant | shares				34,711,009
Number of supervisory board in plan administration committee				2
Share-based payment award, term				10 years
2016 Omnibus Incentive Plan | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, term				10 years
2016 Omnibus Incentive Plan | Share Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, term				10 years
Expedia | Principal owner
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Related party payable		€ 7,100,000	€ 7,100,000		€ 7,100,000
Expedia
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership percentage by parent		63.50%		87.40%				96.30%	63.50%
Class A Common Stock | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares				146	77	180
Exercised (in share) | shares	38		484
Number of options subject to liability accounting (in shares) | shares					130	100		93
Class B Common Stock | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares				74,580	62,178
Number of options subject to liability accounting (in shares) | shares					7			6